Borrowings - Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 117,603
2023	196,841
2024	148,528
2025	198,829
2026 and thereafter	139,780
Total	$ 801,581	$ 491,169